Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 03, 2021	Mar. 09, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 04, 2019	Dec. 31, 2018	Sep. 04, 2018
Defiance Connective Technologies ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Defiance Connective Technologies ETF NAV
Account Value	$ 20,491	$ 15,280	$ 12,537	$ 17,221			$ 13,708	$ 10,564	$ 10,000
Defiance Hotel, Airline, and Cruise ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Defiance Hotel, Airline, and Cruise ETF NAV
Account Value	$ 11,103	8,957	6,620	8,688	$ 10,000
Defiance Next Gen H2 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Defiance Next Gen H2 ETF NAV
Account Value	$ 1,615	2,387	3,447	7,032		$ 10,000
Defiance Quantum ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Defiance Quantum ETF NAV
Account Value	$ 34,220	22,710	16,268	22,773			16,835	11,855		$ 7,999	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 23,166	18,530	14,673	17,918			13,922	11,758	10,000
BlueStar Connective Technologies Index GTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlueStar Connective Technologies Index GTR
Account Value	$ 20,691	15,373	12,646	17,393			13,799	10,596	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,811	11,847	9,381	11,455	10,000
BlueStar Global Hotels, Airlines, and Cruises Index NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlueStar Global Hotels, Airlines, and Cruises Index NTR
Account Value	$ 11,218	9,012	6,639	8,693	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 16,081	12,863	10,185	12,438		10,000
BlueStar Hydrogen & NextGen Fuel Cell Gross Return Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlueStar Hydrogen & NextGen Fuel Cell Gross Return Index
Account Value	$ 1,649	2,448	3,492	7,124		$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,566	18,050	14,293	17,454			13,561	11,454		8,711	10,000
BlueStar Quantum Computing and Machine Learning Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlueStar Quantum Computing and Machine Learning Index
Account Value	$ 35,344	$ 23,319	$ 16,613	$ 23,193			$ 17,017	$ 11,915		$ 8,005	$ 10,000